Label	Element	Value
Airport Landing Rights [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	€ 46,800,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	€ 46,800,000